Related party transactions (Narrative) (Details)							1 Months Ended					12 Months Ended					37 Months Ended
	Aug. 04, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares shares	Jun. 08, 2021 CAD ($) $ / shares shares	Apr. 09, 2020 CAD ($) $ / shares shares	Aug. 13, 2018 USD ($)	Oct. 15, 2016 USD ($)	Apr. 20, 2022 CAD ($)	Dec. 21, 2021 CAD ($) $ / shares shares	Aug. 21, 2021 $ / shares	Jun. 15, 2021 $ / shares	Jul. 31, 2014 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($) $ / shares	Jun. 15, 2021 $ / shares	Mar. 28, 2022 shares	Dec. 31, 2021 USD ($) shares	Jun. 15, 2018 CAD ($)	Jul. 01, 2014 USD ($)
Disclosure of transactions between related parties [line items]
Warrants granted price per share | $ / shares									$ 1.50	$ 1.50
Amount of debt coverted		$ 166,284	$ 17,645	$ 36,268										$ 161,267
Notes and debentures issued																				$ 322,534
Shares issued upon conversion of interest on debentures | shares		133,027	11,922	51,811
Debt converted fair value per share | $ / shares		$ 1.25	$ 1.48	$ 0.70
Payment charged by related party													$ 125,000
Payables to related parties																			$ 2,615,000
Related party loan interest capitalized													$ 58,488		$ 52,991
Number of shares issued | shares								25,800,000				28,992,429		25,908,233					28,992,429
Current payables to related parties												$ 167,102		$ 183,387
Convertible Debentures Converted Two [Member]
Disclosure of transactions between related parties [line items]
Warrants granted price per share | $ / shares									$ 1.50
Amount of debt coverted		$ 1,567
Notes and debentures issued																				$ 322,534
Shares issued upon conversion of interest on debentures | shares		1,080
Debt converted fair value per share | $ / shares		$ 1.45
Subsequent Event [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares																		520,500
Subsequent Event [Member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Interest rate per annum							8.00%
Debt instrument, term of contract							24 months
Captiva [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions												1,833,979		1,310,013
Captiva [Member] | Subsequent Event [Member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party							$ 216,523
Shares For Debt Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount to settle unpaid fees and late penalties								$ 1,290,000
Number of shares issued | shares								25,800,000
Deemed price per common share | $ / shares								$ 0.05
President [Member]
Disclosure of transactions between related parties [line items]
Conversion of loans outstanding into convertible debentures																$ 322,534
Conversion price per share | $ / shares																$ 1.25
Warrants granted price per share | $ / shares																	$ 1.50
Payment charged by related party												114,499		118,819
Payables to related parties												41,938		167,444
President [Member] | Consulting Contract [Member]
Disclosure of transactions between related parties [line items]
Annual fee											$ 120,000
Minimum equity amount raised																					$ 2,000,000
One-time payment											$ 250,000
Amounts payable, related party																					$ 3,000,000
President [Member] | Montalva Solar Project [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party						$ 1,950,000
Payments of bonus					$ 65,000
President [Member] | Amended Compensation Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount to settle unpaid fees and late penalties						$ 168,750
Interest rate per annum						8.00%
Reduction in base fee per month						$ 5,000
Base fee per month	$ 10,000					$ 10,000
CFO [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party												$ 80,000		$ 100,000
Executives Directors And Former Directors [Member]
Disclosure of transactions between related parties [line items]
Payments of bonus	$ 2,740,000